Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 23,928	R$ 28,150
Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	66,271	21,502
Brazilian government securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	50,116	12,181
Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	12,570	13,786
Government securities - abroad [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	171	765
Corporate securities [member] | Held-for-trading financial assets [Member]
Disclosure of financial assets at fair value through profit or loss [line items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 15,984	R$ 8,556